Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,509,000	$ 24,990,000	$ 33,331,000
Accounts receivable, net	4,096,000	4,520,000	5,215,000
Inventories	8,056,000	5,744,000	3,248,000
Prepaid expenses and other current assets	1,391,000	1,408,000	279,000
Total current assets	29,052,000	36,662,000	42,073,000
Property and equipment, net	2,846,000	2,880,000	486,000
Restricted cash	310,000	310,000	510,000
Other non-current assets	6,460,000	1,029,000	17,000
Total assets	38,668,000	40,881,000	43,086,000
Current liabilities:
Accounts payable	3,134,000	1,252,000	1,546,000
Accrued liabilities	7,658,000	7,586,000	3,109,000
Total current liabilities	10,792,000	8,838,000	4,655,000
Long-term debt	44,597,000	44,201,000	27,589,000
Redeemable convertible preferred stock warrant liability	31,803,000	16,091,000	4,185,000
Other liabilities	4,285,000	1,069,000	0
Total liabilities	91,477,000	70,199,000	36,429,000
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock issuable in series, $0.001 par value
Liquidation preference: $121,144 at December 31, 2017 and 2018	105,265,000	105,235,000	105,235,000
Stockholders' deficit:
Shares issued and outstanding: 1,386,615 and 1,135,310 at March 31, 2019 and December 31, 2018, respectively	1,000	1,000	1,000
Additional paid-in capital	5,194,000	4,557,000	2,977,000
Accumulated deficit	(163,269,000)	(139,111,000)	(101,556,000)
Total stockholders’ deficit	(158,074,000)	(134,553,000)	(98,578,000)
Total liabilities and stockholders’ deficit	38,668,000	$ 40,881,000	$ 43,086,000
Pro forma
Current liabilities:
Redeemable convertible preferred stock warrant liability	0
Redeemable convertible preferred stock issuable in series, $0.001 par value
Liquidation preference: $121,144 at December 31, 2017 and 2018	0
Stockholders' deficit:
Shares issued and outstanding: 1,386,615 and 1,135,310 at March 31, 2019 and December 31, 2018, respectively	25,000
Additional paid-in capital	144,023,000
Accumulated deficit	(163,269,000)
Total stockholders’ deficit	$ (19,221,000)